Shareholders' Equity Shareholders' Equity - Fair Value of Vested Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Statement of Stockholders' Equity [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 61	$ 62	$ 96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	113	65	46
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Options And Awards Vested In Period Aggregate Fair Value	$ 174	$ 127	$ 142